NOTES RECEIVABLE, NET-THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
NOTES RECEIVABLE, NET-THIRD PARTIES
Schedule of Notes receivable, net-third parties

	As of December 31,
	2021	2022
	RMB	RMB
Notes receivable	1,690,142	6,697,096
Provision for notes receivable	(1,040)	—
Notes receivable, net	1,689,102	6,697,096

Summary of allowance for credit losses related to notes receivable

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	—	182	1,040
Impact of adopting ASC Topic 326	223	—	—
Addition	—	858	—
Reversal	(41)	—	(1,040)
At end of year	182	1,040	—